Group Information - Additional Information (Detail) - shares				12 Months Ended
	Oct. 25, 2018	Oct. 14, 2018	Jun. 21, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Number of shares issued after share split		221,452,308		4,276,916	29,944,152	39,507,300
Acquired interest percentage			27.06%
Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Exercisable period			2 years
Top of range [member]
Disclosure of detailed information about business combination [line items]
Exercisable period			3 years
DLP Par Participacoes S.A.[member]
Disclosure of detailed information about business combination [line items]
Number of shares exchanged	47,996
Number of shares issued after share split	5,333,202
Interest rate percentage	100.00%